(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule Of Computation Of Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal year ended December 31,
	2015	2014	2013
Net (loss) income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$(51,633)	$(109,333)	$53,854
Weighted-average number of common shares outstanding - Basic	210,436,232	210,105,059	209,754,176
Incremental shares from assumed exercise of stock options (a)	—	—	—
Incremental shares from vesting of restricted share units	160,122	239,171	344,968
Weighted-average number of common shares outstanding - Diluted	210,596,354	210,344,230	210,099,144

Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$(0.25)	$(0.52)	$0.26
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$(0.25)	$(0.52)	$0.26

(a)
Options to purchase shares of common stock were outstanding during fiscal years 2015, 2014 and 2013. See Note 16 for details. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.